Offsets	Oct. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Bionano Genomics, Inc.
Form or Filing Type	S-3
File Number	333-270459
Initial Filing Date	Mar. 10, 2023
Fee Offset Claimed	$ 7,909.27
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 90,911,169.42
Termination / Withdrawal Statement	(5) Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the total registration fee of $7,909.27 due under this registration statement against the filing fee previously paid in connection with unsold securities registered under the Prior Registration Statement, which was initially filed on March 10, 2023. The unsold securities associated with the fee offset claimed consist of an aggregate of 1,332,628 shares of common stock issuable upon exercise of the 2025 Purchase Warrants, the Series C Warrants, the 2024 Purchase Warrants and the 2023 Purchase Warrants, which remain outstanding and have not been exercised. Such unsold securities have an unsold aggregate offering amount of $90,911,169.42, and the Registrant paid a filing fee of $10,018.41 in connection with the unsold securities associated with the fee offset claimed, calculated at the fee rate in effect at the time of the filing of the Prior Registration Statement. Of that amount, $7,909.27 is being used to offset the registration fee due under this registration statement, and the remaining $2,109.14 is not being applied hereto. As a result, no filing fee is due with this registration statement. The offering of the securities associated with the fee offset claimed herein has been terminated or completed, and such securities remain unsold.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Bionano Genomics, Inc.
Form or Filing Type	S-3
File Number	333-270459
Filing Date	Mar. 10, 2023
Fee Paid with Fee Offset Source	$ 10,018.41